                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549

                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082
                                   ---------

                                   CGM TRUST
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

        One International Place, Boston, Massachusetts 02110
-------------------------------------------------------------------------------
      (Address of principal executive offices)          (Zip code)

                        Jeremiah J. Bresnahan, Jr., Esq.
                             Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
-------------------------------------------------------------------------------
                  (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2004
                         -----------------
Date of reporting period: December 31, 2004
                          -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM
MUTUAL FUND

75th Annual Report
December 31, 2004

A No-Load Fund


[logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

CGM Mutual Fund's total return during the fourth quarter of 2004 was 4.4% compared to the unmanaged Standard and Poor's 500 Index which returned 9.2% and the Merrill Lynch Master Bond Index which returned 1.0%. For the year just ended, CGM Mutual Fund returned 10.9%, the unmanaged S&P 500 Index also returned 10.9% and the Merrill Lynch Master Bond Index returned 4.3%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
The economy continued to grow stronger in 2004. Quarterly growth in Gross Domestic Product ranged between 3.0% and 4.0% each quarter in real terms and corporate profits, capital spending and business productivity all reported advances at year-end. New housing construction continued to be reasonably strong throughout the year as mortgage rates remained attractive despite the Federal Reserve Board's five quarter-point hikes in the Federal Funds rate in 2004. And, though the recovery has spawned new jobs, the numbers were not enough to substantially reduce the unemployment rate, which was 5.4% at year- end.

Perhaps most appealing about this particular moment in the recovery is the absence of imbalances. We neither have a fully employed economy with inflation nor are we in recession. The consumer is still in a spending mood, but moderately so. Retail sales are up relative to year-earlier periods and the Consumer Confidence Index bounced nicely from 92.6 in November to 102.3 at year-end. In the midst of all this, the biggest surprise of 2004 has been the trend of long-term interest rates--despite a business expansion, rising oil prices and a weak US dollar, long-term interest rates have remained mostly steady or a little down over the past year.

Up to this point, foreign countries have continued to buy dollar-denominated assets despite their dwindling purchasing power. The question is how long will this buying continue. Short term, a weaker dollar bolsters exports and corporate profits, but over a longer horizon may prove to be inflationary and a precursor to higher interest rates.

The equity market as measured by the Standard and Poor's 500 Index was largely stagnant for the first nine months of the year. Signs of life appeared in the fourth quarter when the S&P 500 rose 9.2% lifting leading averages to reflect an improved outlook for corporate profits. We believe the greatest market values lie in the more cyclical areas of the economy and the greatest risks lie in the declining dollar, higher oil prices and increasing interest rates.

PORTFOLIO STRATEGY
CGM Mutual Fund remained approximately 74% invested in stocks and 26% in fixed income securities throughout 2004 in anticipation of continued worldwide economic growth. The Fund entered 2004 with 21% of the portfolio invested in housing and building materials stocks and the remaining holdings distributed over a number of different industries reflecting potential opportunity in individual companies. During the year the housing and building materials stocks were eliminated. New concentrations were established in energy and oil- related, steel and foreign cellular companies which constituted 24%, 16% and 17% of the Fund's total investments respectively at year-end.

The largest gains during the year were earned in steel producers, Nucor Corporation and United States Steel Corporation. The Fund also realized a significant profit in retailer Urban Outfitters, Inc. as well as a number of small losses, the largest of which was in INCO Limited, a nickel company. These securities are no longer held in the portfolio.

The fixed income section of the Fund held Treasury Bills and intermediate term corporate bonds at the beginning of the year. The corporate bonds were sold and proceeds were invested in Treasury Bills during the year in anticipation of higher short-term interest rates.

On December 31, 2004, the Fund's three largest industry positions in the equity portion of the portfolio were in the oil, telephone and steel industries. The three largest equity holdings were Mobile TeleSystems OJSC ADR, United States Steel Corporation and America Movil S.A. de C.V. ADR.

          /s/ Robert L. Kemp

              Robert L. Kemp
              President

          /s/ G. Kenneth Heebner

              G. Kenneth Heebner
              Portfolio Manager

January 3, 2005

COMPARISONS OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM MUTUAL FUND, THE UNMANAGED S&P 500 INDEX, AND THE MERRILL LYNCH MASTER BOND INDEX assuming reinvestment of dividends and capital gains

----------------------------
      CGM Mutual Fund
Average Annual Total Returns
----------------------------
1 year   5 year    10 year
 10.9%    0.1%       8.1%
----------------------------
   Past performance is no
indication of future results
----------------------------

                 CGM             S&P           MERRILL
------------------------------------------------------
               $10,000         $10,000         $10,000
1995            12,430          13,750          11,850
1996            15,376          16,913          12,277
1997            16,637          22,561          13,467
1998            18,001          29,014          14,666
1999            21,691          35,107          14,519
2000            19,175          31,912          16,218
2001            16,951          28,114          17,564
2002            14,086          21,901          19,391
2003            19,678          28,187          20,186
2004            21,823          31,259          21,054

CGM MUTUAL FUND
PORTFOLIO MANAGER
-------------------------------------------------------------------------------
G. Kenneth Heebner has managed CGM Mutual Fund since 1981. In 1990, Mr.
Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner was at Loomis,
Sayles and Company where he managed the Fund, then known as Loomis-Sayles Mutual Fund. In addition to CGM Mutual Fund, Mr. Heebner currently manages CGM Capital Development Fund, CGM Realty Fund and CGM Focus Fund.
-------------------------------------------------------------------------------

See the Schedule of Investments on page 5 for the percentage of net assets of the Fund invested in particular industries or securities.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Cumulative Total Return for Periods Ended
December 31, 2004

                                                          CGM
                                                      MUTUAL FUND
                                                    ---------------
10 Years ..........................................     +118.3%
 5 Years ..........................................     +  0.6
 1 Year ...........................................     + 10.9
 3 Months .........................................     +  4.4

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Commencing July 1, 2003 and ending June 30, 2004, Capital Growth Management agreed to voluntarily waive a portion of the management fee, lowering the annual rate to 0.72% of the Fund's average daily net assets. Otherwise, each total return for the period ending December 31, 2004 would have been lower, except the three month return.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------
FUND EXPENSES

As a shareholder of the Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and exchange fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 to December 31, 2004.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------
                            Beginning       Ending      Expenses Paid
                          Account Value  Account Value  During Period*
                             7/01/04       12/31/04   7/01/04 - 12/31/04
------------------------------------------------------------------------
Actual                      $1,000.00      $1,109.00        $5.83
------------------------------------------------------------------------
Hypothetical
(5% return before expenses) $1,000.00      $1,019.61        $5.58
------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                         CGM MUTUAL FUND
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                    25 YEAR INVESTMENT RECORD
                                       DECEMBER 31, 1979 -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                                 IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1979
--------------------------------------------------------------------------------------------------------------------------------
                -- AND HAD TAKEN ALL DIVIDENDS                              OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                   AND DISTRIBUTIONS IN CASH                                    GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
              ------------------------------------------------------------------------------------------------------------------
                                        During the Year
                                    You Would Have Received                                        Which Would Represent
                               ----------------------------------                           ------------------------------------
                                                                      The Value of                             A Cumulative
                The Net                                               Your Original                                Change
              Asset Value        Per Share           Per Share         Investment                 An              Expressed
   On           of Your        Capital Gains          Income             At Each                Annual         As An Index With
December      Share Would      Distributions       Distributions        Year End             Total Return         December 31,
   31          Have Been            of                  of           Would Have Been              of              1979 = 100.0
--------------------------------------------------------------------------------------------------------------------------------
1979             $13.81                                                                                                 100.0
1980              14.85              --                $ 0.88            $ 15.85                   +  14.8              114.8
1981              13.90              --                  0.97              15.87                   +   0.1              114.9
1982              18.16              --                  1.09              22.38                   +  41.0              162.0
1983              18.81              --                  1.09              24.60                   +   9.9              178.0
1984              17.01            $ 1.86                0.95              26.15                   +   6.3              189.2
1985              21.53              --                  1.08              35.17                   +  34.5              254.5
1986              22.86              2.75                0.94              44.00                   +  25.1              318.4
1987              20.40              4.52                1.06              50.03                   +  13.7              362.0
1988              19.94              --                  1.10              51.63                   +   3.2              373.6
1989              22.34              0.95                0.93              62.83                   +  21.7              454.7
1990              21.64              --                  0.93*             63.52                   +   1.1              459.7
1991              26.80              2.64                0.97              89.50                   +  40.9              647.7
1992              26.02              1.42                0.93              94.96                   +   6.1              687.2
1993              28.88              1.93                0.86             115.66                   +  21.8              837.0
1994              25.05              --                  1.04             104.44                   -   9.7              755.8
1995              29.43              0.89                0.77             129.82                   +  24.3              939.5
1996              31.42              4.15                0.74             160.59                   +  23.7             1162.2
1997              25.52              7.81                0.67             173.76                   +   8.2             1257.5
1998              26.36              0.25                0.98             188.01                   +   8.2             1360.6
1999              27.28              3.54                0.84             226.55                   +  20.5             1639.5
2000              23.38              --                  0.73             200.27                   -  11.6             1449.3
2001              20.47              --                  0.20             177.04                   -  11.6             1281.2
2002              16.65              --                  0.41             147.12                   -  16.9             1064.7
2003              23.00              --                  0.23             205.53                   +  39.7             1487.4
2004              25.33              --                  0.16             227.93                   +  10.9             1649.5
                                    -----               -----                                      -------
 Totals                            $32.71              $20.55                                      +1549.5
---------------------------------------------------------------------------------------------------------------------------------

* Includes $0.05 per share distributed from paid-in capital.

Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.

---------------------------------------------------------------------------------------------------------------------------------

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. The advisor waived $0.02 and $0.02 per share of management fee in 2003 and 2004, respectively. Otherwise, the annual total return for 2003 and 2004 and cumulative 25-year return would have been lower.

                                       CGM MUTUAL FUND
-----------------------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 2004
COMMON STOCKS -- 73.5% OF TOTAL NET ASSETS
                                                                    SHARES          VALUE(a)
                                                                    ------          --------
ALUMINUM -- 4.1%
Alcan Inc. ................................................          402,500      $  19,738,600
                                                                                  -------------
CHEMICALS -- 4.4%
The Dow Chemical Company ..................................          430,000         21,289,300
                                                                                  -------------
ENERGY -- 5.0%
Peabody Energy Corporation ................................          300,000         24,273,000
                                                                                  -------------
HOTELS -- 3.3%
Starwood Hotels & Resorts Worldwide, Inc. .................          270,000         15,768,000
                                                                                  -------------
METALS AND MINING -- 5.1%
Phelps Dodge Corporation ..................................          250,000         24,730,000
                                                                                  -------------
OIL - MAJOR INTEGRATED -- 12.0%
ConocoPhillips ............................................          177,000         15,368,910
Murphy Oil Corporation ....................................          302,000         24,295,900
Occidental Petroleum Corporation ..........................          310,000         18,091,600
                                                                                  -------------
                                                                                     57,756,410
                                                                                  -------------
OIL REFINING -- 6.6%
Amerada Hess Corporation ..................................          274,200         22,588,596
Petro-Canada ..............................................          175,000          8,928,500
                                                                                  -------------
                                                                                     31,517,096
                                                                                  -------------
STEEL  -- 15.6%
Mittal Steel Company N.V.(b) ..............................          500,000         19,325,000
Nucor Corporation .........................................          495,200         25,918,768
United States Steel Corporation ...........................          585,000         29,981,250
                                                                                  -------------
                                                                                     75,225,018
                                                                                  -------------
TELEPHONE -- 17.4%
America Movil S.A. de C.V. ADR(c) .........................          530,000         27,745,500
Mobile TeleSystems OJSC ADR(c)(d) .........................          220,000         30,472,200
Open Joint Stock Company "Vimpel-Communications"
ADR(b)(c)(d) ..............................................          705,000         25,478,700
                                                                                  -------------
                                                                                     83,696,400
                                                                                  -------------
TOTAL COMMON STOCKS (Identified Cost $314,784,947) ................                 353,993,824
                                                                                  -------------
BILLS -- 26.2%
                                                                   FACE
                                                                   AMOUNT           VALUE(a)
                                                                   ------           --------
UNITED STATES TREASURY -- 26.2%
United States Treasury Bills, 1.703%, 1/20/05 .............      $39,000,000      $  38,963,156
United States Treasury Bills, 1.927%, 2/03/05 .............       11,800,000         11,778,565
United States Treasury Bills, 1.977%, 3/03/05 .............        4,000,000          3,986,428
United States Treasury Bills, 1.997%, 3/10/05 .............        9,000,000          8,965,683
United States Treasury Bills, 2.019%, 3/17/05 .............       50,000,000         49,787,800
United States Treasury Bills, 2.118%, 2/24/05 .............        2,000,000          1,993,550
United States Treasury Bills, 2.123%, 3/31/05 .............       10,500,000         10,444,560
                                                                                  -------------
TOTAL BILLS (Identified Cost $125,900,747) ................                         125,919,742
                                                                                  -------------
SHORT-TERM INVESTMENT -- 0.4%
  American Express Credit Corporation, 1.9%, 1/03/05
    (Cost $2,115,000) .....................................        2,115,000          2,115,000
                                                                                  -------------
TOTAL INVESTMENTS -- 100.1% (Identified Cost $442,800,694)(e)  .............        482,028,566
  Cash and receivables .....................................................         17,443,986
  Liabilities ..............................................................        (18,029,549)
                                                                                  -------------
TOTAL NET ASSETS -- 100.0% .................................................      $ 481,443,003
                                                                                  =============

(a) See Note 1A.
(b) Non-income producing security.
(c) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or
    Canada.
(d) The Fund has approximately 12% of its net assets at December 31, 2004 invested in companies incorporated in the Russian Federation.
(e) Federal Tax Information: At December 31, 2004, the net unrealized appreciation on investments based on cost of $442,800,694 for Federal income tax purposes was as follows:

    Aggregate  gross unrealized appreciation for all investments in which
      there is an excess of value over tax cost ............................        $40,200,610
    Aggregate  gross  unrealized  depreciation for all investments in
      which there is an excess of tax cost over value ......................           (972,738)
                                                                                    -----------
    Net unrealized appreciation ............................................        $39,227,872
                                                                                    ===========

                       See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

  ASSETS
  Investments at value (Identified cost -- $442,800,694) ......    $482,028,566
  Cash ........................................................             360
  Receivable for:
    Securities sold .............................  $16,709,996
    Shares of the Fund sold .....................       23,908
  Dividends and interest ........................      709,722       17,443,626
                                                   -----------     ------------
      Total assets ............................................     499,472,552
                                                                   ------------
LIABILITIES
  Payable for:
    Securities purchased ........................   16,934,914
    Shares of the Fund redeemed .................      510,875
    Distributions declared ......................       37,468
    Tax withholding liability ...................        7,887       17,491,144
                                                   ------------

  Accrued expenses:
    Management fees .............................      364,315
    Trustees' fees ..............................       16,911
    Accounting and Administration ...............        8,767
    Transfer agent fees .........................       77,481
    Other expenses ..............................       70,931          538,405
                                                   ------------    ------------
      Total liabilities .......................................      18,029,549
                                                                   ------------
NET ASSETS ....................................................    $481,443,003
                                                                   ============
  Net Assets consist of:
    Capital paid-in ...........................................    $508,331,095
    Accumulated net realized loss .............................     (66,115,472)
    Net unrealized appreciation on investments and foreign
      currency transactions ...................................      39,227,380
                                                                   ------------
NET ASSETS ....................................................    $481,443,003
                                                                   ============

  Shares of beneficial interest outstanding, no par value  ....      19,009,931
                                                                   ============
  Net asset value per share* ..................................          $25.33
                                                                         ======

* Shares of the Fund are sold and redeemed at net asset value
  ($481,443,003 / 19,009,931).


                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Year Ended December 31, 2004

INVESTMENT INCOME
  Income
    Dividends (net of withholding tax of $206,602) ...........    $  4,934,853
    Interest .................................................       2,939,030
                                                                  ------------
                                                                     7,873,883
                                                                  ------------
  Expenses
    Management fees ..........................................       4,150,633
    Trustees' fees ...........................................          64,937
    Accounting and Administration ............................          75,701
    Custodian ................................................         101,569
    Transfer agent ...........................................         531,991
    Audit and tax services ...................................          38,000
    Legal ....................................................          69,832
    Printing .................................................          77,303
    Registration .............................................          20,605
    Miscellaneous ............................................           2,603
                                                                  ------------
                                                                     5,133,174
    Less management fee waiver ...............................        (413,234)
                                                                  ------------
    Net expenses .............................................       4,719,940
                                                                  ------------
  Net investment income ......................................       3,153,943
                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS
    Net realized gain on investments .........................     109,328,753
    Net unrealized depreciation on
      investments and foreign currency transactions...........     (64,617,245)
                                                                  ------------

    Net gain on investments and foreign
      currency transactions ..................................      44,711,508
                                                                  ------------

NET CHANGE IN ASSETS FROM OPERATIONS .........................    $ 47,865,451
                                                                  ============


                       See accompanying notes to financial statements.

                                           CGM MUTUAL FUND
-----------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                                  YEAR ENDED DECEMBER 31,
                                                            -----------------------------------
                                                                  2004               2003
                                                            ----------------   ----------------
OPERATIONS
  Net investment income ..................................      $  3,153,943       $  4,971,591
  Net realized gain from investments .....................       109,328,753         48,685,582
  Unrealized appreciation (depreciation) .................       (64,617,245)        86,362,496
                                                                ------------       ------------
    Change in net assets from operations .................        47,865,451        140,019,669
                                                                ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .............................        (3,214,099)        (4,912,490)
                                                                ------------       ------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ...........................         8,478,985          5,504,010
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income .................         2,826,556          4,312,749
                                                                ------------       ------------
                                                                  11,305,541          9,816,759
  Cost of shares redeemed ................................       (51,660,870)       (43,865,798)
                                                                ------------       ------------
    Change in net assets derived from capital share
      transactions .......................................       (40,355,329)       (34,049,039)
                                                                ------------       ------------
  Total change in net assets .............................         4,296,023        101,058,140

NET ASSETS
  Beginning of period ....................................       477,146,980        376,088,840
                                                                ------------       ------------
  End of the period (including undistributed net
    investment income of $0 and $59,101 at December 31,
    2004 and December 31, 2003, respectively) ............      $481,443,003       $477,146,980
                                                                ============       ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .............................           361,240            286,614
  Issued in connection with reinvestment of:
    Dividends from net investment income .................           123,588            214,802
                                                                ------------       ------------
                                                                     484,828            501,416
  Redeemed ...............................................        (2,218,413)        (2,345,801)
                                                                ------------       ------------
  Net change .............................................        (1,733,585)        (1,844,385)
                                                                ============       ============

                       See accompanying notes to financial statements.

                                                        CGM MUTUAL FUND
----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                                        YEAR ENDED DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                             2004              2003              2002             2001(a)            2000
For a share of the Fund outstanding
  throughout each period:

Net asset value at the beginning of
  period ...............................       $23.00            $16.65            $20.47            $23.38            $27.28
                                               ------            ------            ------            ------            ------
Net investment income(b) ...............         0.16(c)           0.23(c)           0.26(c)           0.19              0.74
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions .........................         2.33              6.35             (3.67)            (2.90)            (3.91)
                                               ------            ------            ------            ------            ------
Total from investment operations .......         2.49              6.58             (3.41)            (2.71)            (3.17)
                                               ------            ------            ------            ------            ------
Dividends from net investment income ...        (0.16)            (0.23)            (0.41)            (0.20)            (0.73)
                                               ------            ------            ------            ------            ------
Net increase (decrease) in net asset
  value ................................         2.33              6.35             (3.82)            (2.91)            (3.90)
                                               ------            ------            ------            ------            ------
Net asset value at end of period .......       $25.33            $23.00            $16.65            $20.47            $23.38
                                               ======            ======            ======            ======            ======

Total Return (%) .......................         10.9(d)           39.7(d)          (16.9)            (11.6)            (11.6)

Ratios:
Operating expenses to average net
  assets (%) ...........................         1.02              1.07              1.14              1.10              1.06
Operating expenses to average net assets
  before management fee waiver (%) .....         1.11              1.17               N/A               N/A               N/A
Net investment income to average net
  assets (%) ...........................         0.68              1.23              1.30              1.00              2.99
Portfolio turnover (%) .................          314               260               191               236               230
Net assets at end of period (in
  thousands) ($) .......................      481,443           477,147           376,089           498,972           654,468

(a) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.04, decrease net realized and unrealized gains and losses per share by $0.04, and increase the ratio of net investment income to average net assets from 0.82% to
    1.00%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(b) Net of management fee waiver which
    amounted to ($) ....................         0.02              0.02               N/A               N/A               N/A
(c) Per share net investment income has been calculated using the average shares outstanding during the period.
(d) The total return would have been lower had the management fee not been reduced during the period.


                                       See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other Funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund's objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund's portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend payments received by the Fund from its investment in REITs may be comprised of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or cost, as appropriate.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2004, there were capital loss carryovers available to offset future realized gains of $8,630,888 expiring in year 2009 and $57,484,584 expiring in year 2010. During the year 2004 the Fund utilized $109,187,016 of capital loss carryovers.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. During the year ended December 31, 2004, the tax character of distributions paid was as follows: ordinary income $3,214,099 and long-term capital gains $0.

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

2. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. PURCHASES AND SALES OF SECURITIES -- For the period ended December 31, 2004, purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,157,875,691 and $1,269,192,168, respectively. There were no purchases or sales of long-term United States government obligations.

4. A. MANAGEMENT FEES -- During the period ended December 31, 2004, the Fund incurred management fees of $4,150,633, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund's average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion. Commencing July 1, 2003 and ending June 30, 2004 CGM agreed to voluntarily waive a portion of the management fee, lowering the annual rate to 0.72% of the Fund's average daily net assets. For the period ended December 31, 2004, CGM waived $413,234 of its management fee.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following:
        (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Sarbanes Oxley Act of 2002. The Accounting and Administration expense of $75,701, for the period ended December 31, 2004, is shown separately in the financial statements.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2004, each disinterested trustee was compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The trustees are responsible for the audit committee functions of the Funds and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, each fund is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Mutual Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Mutual Fund (the "Fund," a series of CGM Trust) at December 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 16, 2005

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

On November 19, 2004, a special meeting of the shareholders of CGM Trust (which is comprised of the Fund, the CGM Realty Fund and the CGM Focus Fund and referred to herein as the "Trust") was held for the purpose of asking shareholders to consider the following proposals, which are more fully described in the Proxy Statement dated September 27, 2004:

PROPOSAL 1: To elect Mark W. Holland a Trustee of the Trust.

                        Number of Shares of the Trust
                        -----------------------------
            For                                       Withheld
            ---                                       --------
            36,940,430.4540                        972,590.9100

PROPOSAL 2: To authorize the Trustees of the Trust to adopt an Amendment to the Declaration of Trust of the Trust.

                        Number of Shares of the Trust
                        -----------------------------
            For                    Against            Abstain
            ---                    -------            -------
            36,293,662.1730      621,413.2040       997,945.9870



PROPOSAL 3: To approve a new Advisory Agreement between Capital Growth
            Management Limited Partnership and the Trust on behalf of the Fund.

                         Number of Shares of the Fund
                         ----------------------------
            For                    Against            Abstain
            ---                    -------            -------
             9,321,776.9110      387,508.9510       507,593.3530

Mark W. Holland was elected a trustee of the Trust at the special meeting on November 19, 2004. The other trustees of the Trust whose terms of office as trustees continued after the special meeting are G. Kenneth Heebner, Robert L. Kemp, Peter O. Brown, Laurens MacLure, James Van Dyke Quereau, Jr., and J. Baur Whittlesey.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

The Fund is supervised by the board of trustees (the "Board") of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not "interested persons" of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                                        NUMBER OF
                                                                                                                      FUNDS IN THE
                                                                              PRINCIPAL OCCUPATION DURING               CGM FUNDS
                                            POSITION HELD AND                       PAST 5 YEARS AND                     COMPLEX
NAME, ADDRESS AND AGE                     LENGTH OF TIME SERVED                 OTHER DIRECTORSHIPS HELD                OVERSEEN
---------------------                     ---------------------               ---------------------------             -------------

INTERESTED TRUSTEES
G. Kenneth Heebner*                     Trustee since 1993                Employee, CGM; Part Owner, Kenbob, Inc.           4
  age 64                                                                  (managing partner of CGM)

Robert L. Kemp*                         Trustee since 1990                Employee, CGM; Part Owner, Kenbob, Inc.           4
  age 72                                                                  (managing partner of CGM)

DISINTERESTED TRUSTEES
Peter O. Brown                          Trustee since 1993                Counsel (formerly, Partner), Harter,              4
  age 64                                                                  Secrest & Emery LLP (law firm); Trustee,
                                                                          TT International U.S.A. Master and Feeder
                                                                          Trusts (four mutual funds)

Mark W. Holland                         Trustee since 2004                President, Wellesley Financial Advisors,          4
  age 55                                                                  LLC; formerly Vice President and Chief
                                                                          Operating Officer, Fixed Income
                                                                          Management, Loomis, Sayles & Company L.P.;
                                                                          formerly Director, Loomis, Sayles &
                                                                          Company L.P.

Laurens MacLure                         Trustee since 1990                Retired; formerly President and Chief             4
  age 79                                                                  Executive Officer, New England Deaconess
                                                                          Hospital; formerly Trustee, New England
                                                                          Zenith Fund; formerly Director,
                                                                          Massachusetts Blue Cross/Blue Shield

James Van Dyke Quereau, Jr.             Trustee since 1993                Managing Partner and Director, Stratton           4
  age 56                                                                  Management Company (investment
                                                                          management); Director and Vice President,
                                                                          Semper Trust Co.

J. Baur Whittlesey                      Trustee since 1990                Member, Ledgewood Law Firm, P.C.                  4
  age 58

OFFICERS
G. Kenneth Heebner*                     Vice President since 1990         Employee, CGM; Part Owner, Kenbob, Inc.           4
  age 64                                                                  (managing partner of CGM)

Robert L. Kemp*                         President since 1990              Employee, CGM; Part Owner, Kenbob, Inc.           4
  age 72                                                                  (managing partner of CGM)

David C. Fietze*                        Chief Compliance Officer since    Employee - Legal counsel, CGM; formerly           4
  age 35                                2004                              counsel, Bartlett Hackett Feinberg, P.C.;
  address:                                                                formerly counsel, McLane, Graf, Raulerson
  222 Berkeley Street,                                                    & Middleton
  Boston, Massachusetts
  02116

Kathleen S. Haughton*                   Vice President since 1992         Employee - Investor Services Division, CGM        4
  age 44                                and Anti-Money Laundering
  address:                              Compliance Officer since 2002
  222 Berkeley Street,
  Boston, Massachusetts
  02116

Jem A. Hudgins*                         Treasurer since 2004              Employee - CGM; formerly Vice President -         4
  age 41                                                                  Tax and Treasury, AEW Capital Management
                                                                          L.P.

Leslie A. Lake*                         Vice President and Secretary      Employee - Office Administrator, CGM              4
  age 59                                since 1992

Martha I. Maguire*                      Vice President since 1994         Employee - Funds Marketing, CGM                   4
  age 49

Mary L. Stone*                          Assistant Vice President since    Employee - Portfolio Transactions, CGM            4
  age 60                                1990

W. Dugal Thomas*                        Vice President since 1992         Employee - Director of Marketing, CGM             4
  age 67

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511
--------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges
    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies and Voting Records

[ ] Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters
    Call 800-345-4048

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2004 are available without charge, upon request. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the N- PX filing.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

------------------------------------------------
MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MAR 04                                                       Printed in U.S.A.

CGM
REALTY FUND

11th Annual Report
December 31, 2004

A No-Load Fund


[logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Realty Fund's total return during the fourth quarter of 2004 was 19.0% compared to the unmanaged Standard and Poor's 500 Index which returned 9.2% and the National Association of Real Estate Investment Trusts' Equity REIT Index which returned 15.2%. For the year just ended, CGM Realty Fund returned 35.5%, the unmanaged S&P 500 returned 10.9% and NAREIT Equity REIT Index returned 31.6%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK

The economy continued to grow stronger in 2004. Quarterly growth in Gross Domestic Product ranged between 3.0% and 4.0% each quarter in real terms and corporate profits, capital spending and business productivity all reported advances at year-end. New housing construction continued to be reasonably strong throughout the year as mortgage rates remained attractive despite the Federal Reserve Board's five quarter-point hikes in the Federal Funds rate in 2004. And, though the recovery has spawned new jobs, the numbers were not enough to substantially reduce the unemployment rate, which was 5.4% at year-end.

Perhaps most appealing about this particular moment in the recovery is the absence of imbalances. We neither have a fully employed economy with inflation nor are we in recession. The consumer is still in a spending mood, but moderately so. Retail sales are up relative to year-earlier periods and the Consumer Confidence Index bounced nicely from 92.6 in November to 102.3 at year end. In the midst of all this, the biggest surprise of 2004 was the trend of long-term interest rates--despite a business expansion, rising oil prices and a weak US dollar, long-term interest rates have remained mostly steady or a little down over the past year.

Up to this point, foreign countries have continued to buy dollar-denominated assets despite their dwindling purchasing power. The question is how long will this buying continue. Short term, a weaker dollar bolsters exports and corporate profits, but over a longer horizon, may prove to be inflationary and a precursor to higher interest rates.

The equity market as measured by the Standard and Poor's 500 Index was largely stagnant for the first nine months of the year. Signs of life appeared in the fourth quarter when the S&P rose 9.2% lifting leading averages to reflect an improved outlook for corporate profits. We believe the greatest market values lie in the more cyclical areas of the economy and the greatest risks lie in the declining dollar, higher oil prices and increasing interest rates.

PORTFOLIO STRATEGY

CGM Realty Fund concentrated heavily in housing and building materials stocks during 2004. The Fund entered the year with 77% of the portfolio invested in this industry and ended the year with 64% of its assets remaining there. We continue to believe that earnings of the larger housing and building materials companies will grow in excess of 20% because of market share gain, accretive acquisitions and share repurchases.

Investments in hotel REITs increased from 18% of the portfolio to 29% during the year. We believe the U.S. hotel industry will benefit from a combination of strong growth in business and leisure demand and limited capacity additions in 2005 and 2006. Since REITs must pay out almost all their net income as dividends, we believe hotel REITs will become increasingly desirable yield investments as earnings improve and dividends consequently rise.

Nearly all our holdings had meaningful gains in 2004. The biggest winners were Toll Brothers, Inc., Meritage Corporation and LaSalle Hotel Properties, each of which gained just over 70%.

On December 31, 2004, the Fund's three largest holdings were Hovnanian Enterprises, Inc., Toll Brothers, Inc. and D.R. Horton, Inc.

                /s/ Robert L. Kemp

                    Robert L. Kemp
                    President


                /s/ G. Kenneth Heebner

                    G. Kenneth Heebner
                    Portfolio Manager

January 3, 2005

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM REALTY FUND, THE UNMANAGED S&P 500 INDEX, AND THE NAREIT EQUITY REIT INDEX assuming reinvestment of dividends and capital gains

----------------------------
      CGM Realty Fund
Average Annual Total Returns
----------------------------
1 year   5 year    10 year
 35.5%   29.3%      20.4%
----------------------------
   Past performance is no
indication of future results
----------------------------


                 CGM             S&P            NAREIT
------------------------------------------------------
               $10,000         $10,000         $10,000
1995            11,980          13,750          11,530
1996            17,263          16,913          15,600
1997            21,872          22,561          18,767
1998            17,235          29,014          15,483
1999            17,684          35,107          14,771
2000            22,847          31,912          18,670
2001            24,012          28,114          21,265
2002            24,853          21,901          22,073
2003            47,146          28,187          30,262
2004            63,883          31,259          39,825


CGM REALTY FUND
PORTFOLIO MANAGER
-------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Realty Fund since its inception on May 13, 1994. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Realty Fund, he currently manages CGM Capital Development Fund, CGM Mutual
Fund and CGM Focus Fund.
-------------------------------------------------------------------------------

See the Schedule of Investments on page 4 for the percentage of net assets of the Fund invested in particular industries or securities.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------

Cumulative Total Return for Periods
Ended December 31, 2004

                                                       CGM
                                                   REALTY FUND
                                                   -----------
10 Years .......................................     +539.3%
5 Years ........................................     +261.4
1 Year .........................................     + 35.5
3 Months .......................................     + 19.0

The adviser limited the Fund's total operating expenses to 1.00% of its average net assets through December 31, 1997. Otherwise, the Fund's total return for the ten year period would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

FUND EXPENSES
As a shareholder of the Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and exchange fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 to December 31, 2004.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                      Beginning             Ending             Expenses Paid
                    Account Value        Account Value        During Period*
                       7/01/04              12/31/04        7/01/04 - 12/ 31/04
-------------------------------------------------------------------------------
Actual               $1,000.00             $1,312.00               $5.58

-------------------------------------------------------------------------------
Hypothetical
(5% return before
expenses)            $1,000.00             $1,020.31               $4.88

-------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                         CGM REALTY FUND
----------------------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS -- 99.4% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS -- 32.6%

                                                                   SHARES           VALUE(a)
                                                                   ------           --------
HOTELS -- 29.4%
FelCor Lodging Trust, Inc.(b) .............................        2,977,600      $ 43,621,840
Host Marriott Corporation .................................        2,830,000        48,959,000
Innkeepers USA Trust(c) ...................................        2,864,200        40,671,640
LaSalle Hotel Properties(c) ...............................        1,635,300        52,051,599
Strategic Hotel Capital, Inc. .............................          321,400         5,303,100
Sunstone Hotel Investors, Inc.(c) .........................        1,940,000        40,313,200
                                                                                  ------------
                                                                                   230,920,379
                                                                                  ------------
MISCELLANEOUS -- 3.2%
Entertainment Properties Trust ............................          570,000        25,393,500
                                                                                  ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $172,220,905) .........       256,313,879
                                                                                  ------------
OTHER COMMON STOCKS -- 66.8%

HOUSING AND BUILDING MATERIALS -- 63.6%
Centex Corporation ........................................          375,000        22,342,500
D.R. Horton, Inc. .........................................        1,510,650        60,894,302
Hovnanian Enterprises, Inc.(b) ............................        1,418,000        70,219,360
KB Home ...................................................          405,000        42,282,000
Lennar Corporation ........................................          490,000        27,773,200
M.D.C. Holdings, Inc. .....................................          504,848        43,639,061
Meritage Corporation(b) ...................................          438,900        49,464,030
Pulte Homes, Inc. .........................................          519,000        33,112,200
Ryland Group, Inc. ........................................          151,600         8,723,064
Standard Pacific Corporation ..............................          665,000        42,653,100
Toll Brothers, Inc.(b) ....................................          905,000        62,092,050
WCI Communications, Inc.(b) ...............................          410,000        12,054,000
William Lyon Homes(b) .....................................          350,700        24,633,168
                                                                                  ------------
                                                                                   499,882,035
                                                                                  ------------
LEISURE -- 1.8%
Las Vegas Sands Corp(b) ...................................          295,000        14,160,000
                                                                                  ------------
REAL ESTATE SERVICES -- 1.4%
CB Richard Ellis Group, Inc.(b) ...........................          317,900        10,665,545
                                                                                  ------------
TOTAL OTHER COMMON STOCKS (Identified Cost $239,887,039) ...................       524,707,580
                                                                                  ------------
TOTAL COMMON STOCKS (Identified Cost $412,107,944) .........................       781,021,459
                                                                                  ------------
SHORT-TERM INVESTMENT -- 1.6%
                                                                   FACE
                                                                   AMOUNT          VALUE(a)
                                                                   ------          --------
    American Express Credit Corporation, 1.9%, 1/03/05 (Cost
      $12,375,000) ........................................      $12,375,000      $ 12,375,000
                                                                                  ------------
TOTAL INVESTMENTS -- 101.0% (Identified Cost $424,482,944)(d) ..............       793,396,459
    Cash and receivables ...................................................         3,777,908
    Liabilities ............................................................       (11,775,188)
                                                                                  ------------
TOTAL NET ASSETS -- 100% ...................................................      $785,399,179
                                                                                  ============

(a) See Note 1A.
(b) Non-income producing security.
(c) Non-controlled affiliate (See Note 5).
(d) Federal Tax Information: At December 31, 2004 the net unrealized appreciation on investments based on cost of $424,955,723 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which
      there is an excess of value over tax cost ............................      $368,440,736
    Aggregate gross unrealized depreciation for all investments in which
      there is an excess of tax cost over value ............................                 0
                                                                                  ------------
    Net unrealized appreciation ............................................      $368,440,736
                                                                                  ============

                See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

ASSETS
 Investments at value:
  Unaffiliated issuers (Identified cost --
   $334,144,280) .............................   $660,360,020
  Non-controlled affiliates (Identified cost
   -- $90,338,664) ...........................    133,036,439     $793,396,459
 Cash .......................................................            3,972
 Receivable for:
  Shares of the Fund sold ....................      2,523,399
  Dividends and interest .....................      1,250,537        3,773,936
                                                 ------------    -------------
      Total assets ..........................................      797,174,367
                                                                 -------------
LIABILITIES
 Payable for:
  Securities purchased .......................      2,315,848
  Shares of the Fund redeemed ................      1,723,720
  Distributions declared .....................      7,056,384       11,095,952
                                                 ------------

 Accrued expenses:
  Management fees ............................        520,568
  Trustees' fees .............................         19,510
  Accounting and Administration fees .........         11,971
  Transfer agent fees ........................         48,640
  Other expenses .............................         78,547          679,236
                                                 ------------    -------------
      Total liabilities .....................................       11,775,188
                                                                 -------------
NET ASSETS ..................................................     $785,399,179
                                                                  ============

 Net Assets consist of:
  Capital paid-in ...........................................     $416,958,444
  Net accumulated net realized loss on investments ..........         (472,780)
  Net unrealized appreciation on investments ................      368,913,515
                                                                 -------------
NET ASSETS ..................................................     $785,399,179
                                                                  ============

 Shares of beneficial interest outstanding, no par value  ...       26,572,753
                                                                  ============
 Net asset value per share* .................................           $29.56
                                                                  ============

* Shares of the Fund are sold and redeemed at net asset value
  ($785,399,179 / 26,572,753).

                See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Year Ended December 31, 2004

INVESTMENT INCOME
 Income
  Dividends (including dividend income of $1,847,922
   from non-controlled affiliated issuers) ...................    $ 10,758,660
  Interest ...................................................          81,952
                                                                  ------------
                                                                    10,840,612
                                                                  ------------
 Expenses
  Management fees ............................................       5,317,031
  Trustees' fees .............................................          74,768
  Accounting and Administration ..............................         103,023
  Custodian ..................................................         112,221
  Transfer agent .............................................         307,496
  Audit and tax services .....................................          38,250
  Legal ......................................................          97,982
  Printing ...................................................          67,691
  Registration ...............................................          32,280
  Line of credit commitment fee ..............................          20,333
  Miscellaneous ..............................................           3,362
                                                                  ------------
                                                                     6,174,437
                                                                  ------------
 Net investment income .......................................       4,666,175
                                                                  ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
 CURRENCY TRANSACTIONS
 Net realized gain on investments and foreign currency
  transactions (including net realized loss of $1,193,271
  on sales of investments in non-controlled affiliated
  issuers) ...................................................      89,728,133
 Net unrealized appreciation .................................     108,077,150
                                                                  ------------

 Net gain on investments and foreign currency transactions....     197,805,283
                                                                  ------------

NET CHANGE IN ASSETS FROM OPERATIONS .........................    $202,471,458
                                                                  ============

                See accompanying notes to financial statements.

                                         CGM REALTY FUND
------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                                  YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                    2004               2003
                                                              ---------------  ---------------
FROM OPERATIONS
  Net investment income ..................................     $   4,666,175      $     736,377
  Net realized gain from investments and foreign currency
    transactions .........................................        89,728,133         40,262,853
  Unrealized appreciation ................................       108,077,150        250,099,843
                                                               -------------      -------------
    Change in net assets from operations .................       202,471,458        291,099,073
                                                               -------------      -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..................................        (4,272,407)          (746,112)
  Net realized short-term capital gain on investments ....        (3,828,368)         --
  Net realized long-term capital gain on investments .....       (85,899,002)       (14,565,744)
                                                               -------------      -------------
                                                                 (93,999,777)       (15,311,856)
                                                               -------------      -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ...........................       215,709,993        248,974,108
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income .................         3,538,293            628,473
    Distributions from net short-term capital realized
      gain ...............................................         3,236,998          --
    Distributions from net long-term capital realized gain        72,630,888         12,542,810
                                                               -------------      -------------
                                                                 295,116,172        262,145,391
  Cost of shares redeemed ................................      (262,608,312)      (233,269,827)
                                                               -------------      -------------
    Change in net assets derived from capital share
      transactions .......................................        32,507,860         28,875,564
                                                               -------------      -------------
  Total change in net assets .............................       140,979,541        304,662,781

NET ASSETS
  Beginning of period ....................................       644,419,638        339,756,857
                                                               -------------      -------------
  End of period (including undistributed net investment
    income of $0 and $0 at December 31, 2004 and
    December 31, 2003, respectively) ....................      $ 785,399,179      $ 644,419,638
                                                               =============      =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .............................         8,092,763         12,424,150
  Issued in connection with reinvestment of:
    Dividends from net investment income .................           130,730             38,971
    Distributions from net short-term capital realized
      gain ...............................................           110,027          --
    Distributions from net long-term capital realized gain         2,468,759            519,300
                                                               -------------      -------------
                                                                  10,802,279         12,982,421
  Redeemed ...............................................       (10,268,528)       (12,323,869)
                                                               -------------      -------------
  Net change .............................................           533,751            658,552
                                                               =============      =============

                      See accompanying notes to financial statements.

                                                       CGM REALTY FUND
-----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                       FOR THE YEAR ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------------------
                                                      2004                 2003           2002           2001           2000
                                                     ------               ------          ------         ------         ------
For a share of the Fund outstanding throughout
  each period:

Net asset value at the beginning of period ...       $24.75               $13.39          $13.47         $13.53         $11.08
                                                     ------               ------          ------         ------         ------

Net investment income ........................         0.19(a)              0.03(a)         0.40(a)        0.48(a)        0.52

Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ...............................         8.55                11.93            0.10           0.17           2.66
                                                     ------               ------          ------         ------         ------
Total from investment operations .............         8.74                11.96            0.50           0.65           3.18
                                                     ------               ------          ------         ------         ------

Dividends from net investment income .........        (0.18)               (0.04)          (0.58)         (0.71)         (0.73)
Distribution from net short-term realized gain        (0.16)              --               --             --             --
Distribution from net long-term realized gain         (3.59)               (0.56)          --             --             --
                                                     ------               ------          ------         ------         ------
Total Distributions ..........................        (3.93)               (0.60)          (0.58)         (0.71)         (0.73)
                                                     ------               ------          ------         ------         ------
Net increase (decrease) in net asset value ...         4.81                11.36           (0.08)         (0.06)          2.45
                                                     ------               ------          ------         ------         ------
Net asset value at end of period .............       $29.56               $24.75          $13.39         $13.47         $13.53
                                                     ======               ======          ======         ======         ======

Total Return (%) .............................         35.5                 89.7             3.5            5.1           29.2

Ratios:
Operating expenses to average net assets (%) .         0.96                 1.02            1.03           1.00           1.02
Net investment income to average net assets (%)        0.73                 0.16            2.70           3.63           4.27
Portfolio turnover (%) .......................           43                   68             173            131             78

Net assets at end of period
  (in thousands) ($) .........................      785,399              644,420         339,757        383,156        499,922

(a) Per share net investment income has been calculated using the average shares outstanding during the period.


                                       See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund commenced operations on May 13, 1994. The Fund's investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital and as such are recorded as dividend income, capital gains or cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received. For the period ended December 31, 2004 the Fund received a special distribution of a 12% senior subordinated debenture due in 2020 which amounted to $3,272,400. The dividend portion of this payment $2,952,432 is included in dividend income stated in the statement of operations.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2004 there were no capital loss carryovers available to offset future realized gains.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. These differences are primarily related to foreign exchange gains/(losses). The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. During the year ended December 31, 2004, the tax character of distributions paid was as follows: ordinary income $8,100,775 and long-term capital gains $85,899,002.

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

2. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. PURCHASES AND SALE OF SECURITIES -- For the period ended December 31, 2004, purchases and sales of securities other than United States government obligations and short-term investments aggregated $276,513,380 and $332,444,571, respectively. There were no purchases or sales of United States government obligations.

4. A. MANAGEMENT FEES -- During the period ended December 31, 2004, the Fund incurred management fees of $5,317,031, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund's average daily net assets and 0.75% on amounts in excess of $500 million.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following:
        (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Sarbanes Oxley Act of 2002. For the period ended December 31, 2004 these expenses amounted to $103,023 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2004, each disinterested trustee was compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The trustees are responsible for the audit committee functions of the funds and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, each fund is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds.

4. LINE OF CREDIT -- The Fund has a $20,000,000 committed unsecured line of credit with State Street Corporation. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.10% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended December 31, 2004.

5. AFFILIATED ISSUERS -- Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended December 31, 2004:

                                 NUMBER OF                                        NUMBER OF
                                SHARES HELD         GROSS         GROSS          SHARES HELD        DIVIDEND       MARKET VALUE
NAME OF ISSUER               DECEMBER 31, 2003    ADDITIONS     REDUCTIONS    DECEMBER 31, 2004      INCOME      DECEMBER 31, 2004
FelCor Lodging Trust, Inc.*      2,727,600          250,000             0         2,977,600        $        0      $          0
Innkeepers USA Trust .......             0        4,214,200     1,350,000         2,864,200           376,152        40,671,640
LaSalle Hotels Properties        1,515,300          120,000             0         1,635,300         1,471,770        52,051,599
Sunstone Hotel Investors,
 Inc. ......................             0        1,940,000             0         1,940,000                 0        40,313,200
                                                                                                   ----------      ------------
    Total ..................                                                                       $1,847,922      $133,036,439
                                                                                                   ==========      ============
* As of October 29, 2004 this security is no longer considered an affiliated issuer.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the CGM Trust and Shareholders of CGM Realty Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Realty Fund (the "Fund," a series of CGM Trust) at December 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 16, 2005

                                CGM REALTY FUND
-------------------------------------------------------------------------------

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

On November 19, 2004, a special meeting of the shareholders of CGM Trust (which is comprised of the Fund, the CGM Mutual Fund and the CGM Focus Fund and referred to herein as the "Trust") was held for the purpose of asking shareholders to consider the following proposals, which are more fully described in the Proxy Statement dated September 27, 2004:

PROPOSAL 1: To elect Mark W. Holland a Trustee of the Trust.

                        Number of Shares of the Trust
                        -----------------------------

            For                                       Withheld
            ---                                       --------

            36,940,430.4540                        972,590.9100

PROPOSAL 2: To authorize the Trustees of the Trust to adopt an Amendment to the Declaration of Trust of the Trust.

                        Number of Shares of the Trust
                        -----------------------------

            For                    Against            Abstain
            ---                    -------            -------

            36,293,662.1730      621,413.2040      997,945.9870

PROPOSAL 3: To approve a new Advisory Agreement between Capital Growth
            Management Limited Partnership and the Trust on behalf of the Fund.

                        Number of Shares of the Trust
                        -----------------------------

            For                    Against            Abstain
            ---                    -------            -------

            13,527,770.8250      266,486.8900      391,507.9250

Mark W. Holland was elected a trustee of the Trust at the special meeting on November 19, 2004. The other trustees of the Trust whose terms of office as trustees continued after the special meeting are G. Kenneth Heebner, Robert L. Kemp, Peter O. Brown, Laurens MacLure, James Van Dyke Quereau, Jr., and J. Baur Whittlesey.

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/2004

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For the year ended December 31, 2004, the Fund designated $86,277,632 as long-term capital dividends.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

The Fund is supervised by the board of trustees (the "Board") of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not "interested persons" of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                                        NUMBER OF
                                                                                                                      FUNDS IN THE
                                                                              PRINCIPAL OCCUPATION DURING               CGM FUNDS
                                            POSITION HELD AND                       PAST 5 YEARS AND                     COMPLEX
NAME, ADDRESS AND AGE                     LENGTH OF TIME SERVED                 OTHER DIRECTORSHIPS HELD                OVERSEEN
---------------------                     ---------------------               ---------------------------             -------------
INTERESTED TRUSTEES
G. Kenneth Heebner*                     Trustee since 1993                Employee, CGM; Part Owner, Kenbob, Inc.           4
  age 64                                                                  (managing partner of CGM)

Robert L. Kemp*                         Trustee since 1990                Employee, CGM; Part Owner, Kenbob, Inc.           4
  age 72                                                                  (managing partner of CGM)

DISINTERESTED TRUSTEES
Peter O. Brown                          Trustee since 1993                Counsel (formerly, Partner), Harter,              4
  age 64                                                                  Secrest & Emery LLP (law firm); Trustee,
                                                                          TT International U.S.A. Master and Feeder
                                                                          Trusts (four mutual funds)

Mark W. Holland                         Trustee since 2004                President, Wellesley Financial Advisors,          4
  age 55                                                                  LLC; formerly Vice President and Chief
                                                                          Operating Officer, Fixed Income
                                                                          Management, Loomis, Sayles & Company L.P.;
                                                                          formerly Director, Loomis, Sayles &
                                                                          Company L.P.

Laurens MacLure                         Trustee since 1990                Retired; formerly President and Chief             4
  age 79                                                                  Executive Officer, New England Deaconess
                                                                          Hospital; formerly Trustee, New England
                                                                          Zenith Fund; formerly Director,
                                                                          Massachusetts Blue Cross/Blue Shield

James Van Dyke Quereau, Jr.             Trustee since 1993                Managing Partner and Director, Stratton           4
  age 56                                                                  Management Company (investment
                                                                          management); Director and Vice President,
                                                                          Semper Trust Co.

J. Baur Whittlesey                      Trustee since 1990                Member, Ledgewood Law Firm, P.C.                  4
  age 58

OFFICERS
G. Kenneth Heebner*                     Vice President since 1990         Employee, CGM; Part Owner, Kenbob, Inc.           4
  age 64                                                                  (managing partner of CGM)

Robert L. Kemp*                         President since 1990              Employee, CGM; Part Owner, Kenbob, Inc.           4
  age 72                                                                  (managing partner of CGM)

David C. Fietze*                        Chief Compliance Officer since    Employee - Legal counsel, CGM; formerly           4
  age 35                                2004                              counsel, Bartlett Hackett Feinberg, P.C.;
  address:                                                                formerly counsel, McLane, Graf, Raulerson
  222 Berkeley Street,                                                    & Middleton
  Boston, Massachusetts
  02116

Kathleen S. Haughton*                   Vice President since 1992         Employee - Investor Services Division, CGM        4
  age 44                                and Anti-Money Laundering
  address:                              Compliance Officer since 2002
  222 Berkeley Street,
  Boston, Massachusetts
  02116

Jem A. Hudgins*                         Treasurer since 2004              Employee - CGM; formerly Vice President -         4
  age 41                                                                  Tax and Treasury, AEW Capital Management
                                                                          L.P.

Leslie A. Lake*                         Vice President and Secretary      Employee - Office Administrator, CGM              4
  age 59                                since 1992

Martha I. Maguire*                      Vice President since 1994         Employee - Funds Marketing, CGM                   4
  age 49

Mary L. Stone*                          Assistant Vice President since    Employee - Portfolio Transactions, CGM            4
  age 60                                1990

W. Dugal Thomas*                        Vice President since 1992         Employee - Director of Marketing, CGM             4
  age 67

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511
--------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges
    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies and Voting Records

[ ] Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters
    Call 800-345-4048

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2004 are available without charge, upon request. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the N- PX filing.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

------------------------------------------------
MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RAR 04                                                       Printed in U.S.A.

CGM
FOCUS FUND

8th Annual Report
December 31, 2004

A No-Load Fund


[logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Focus Fund's total return during the fourth quarter of 2004 was 4.5% compared to the unmanaged Standard and Poor's 500 Index which returned 9.2% over the same period. For the year just ended, CGM Focus Fund returned 12.4% and the unmanaged S&P 500 Index returned 10.9%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK The economy continued to grow stronger in 2004. Quarterly growth in Gross Domestic Product ranged between 3.0% and 4.0% each quarter in real terms and corporate profits, capital spending and business productivity all reported advances at year-end. New housing construction continued to be reasonably strong throughout the year as mortgage rates remained attractive despite the Federal Reserve Board's five quarter-point hikes in the Federal Funds rate in 2004. And, though the recovery has spawned new jobs, the numbers were not enough to substantially reduce the unemployment rate, which was 5.4% at year-end.

Perhaps most appealing about this particular moment in the recovery is the absence of imbalances. We neither have a fully employed economy with inflation nor are we in recession. The consumer is still in a spending mood, but moderately so. Retail sales are up relative to year-earlier periods and the Consumer Confidence Index bounced nicely from 92.6 in November to 102.3 at year end. In the midst of all this, the biggest surprise of 2004 has been the trend of long-term interest rates--despite a business expansion, rising oil prices and a weak US dollar, long-term interest rates have remained mostly steady or a little down over the past year.

Up to this point, foreign countries have continued to buy dollar-denominated assets despite their dwindling purchasing power. The question is how long this buying will continue. Short term, a weaker dollar bolsters exports and corporate profits, but over a longer horizon, may prove to be inflationary and a precursor to higher interest rates.

The equity market as measured by the Standard and Poor's 500 Index was largely stagnant for the first nine months of the year. Signs of life appeared in the fourth quarter when the S&P rose 9.2% lifting leading averages to reflect an improved outlook for corporate profits. We believe the greatest market values lie in the more cyclical areas of the economy and the greatest risks lie in the declining dollar, higher oil prices and increasing interest rates.

PORTFOLIO STRATEGY CGM Focus Fund remained fully invested throughout 2004 in anticipation of continued worldwide economic growth. The Fund entered the year with 64% of the portfolio invested in three industries: steel, non-ferrous metals and housing and building materials. During the year, the non-ferrous metals and housing and building materials positions were reduced to minor levels while the steel concentration was maintained and, at year end, represented 23% of the portfolio. Proceeds from the sales of the other two positions were used to create major concentrations in energy related and foreign cellular telephone companies which constituted 28% and 16% of the portfolio respectively at year-end.

Toward the end of the year, the Fund also established small short positions in two securities and purchased a very minor position in foreign exchange contracts in the Yen and the Euro.

CGM Focus Fund's biggest gains during 2004 were in steel production companies. The Fund also experienced meaningful but lesser benefit from its investment in energy and foreign cellular securities. The largest loss during 2004 was realized in AU Optronics Corporation ADR, a manufacturer of flat panel displays for televisions and computers. This security is no longer held in the portfolio.

On December 31, 2004, the Fund's three largest equity positions were in the steel, oil and telephone industries. The Fund's three largest equity holdings were United States Steel Corporation, Nucor Corporation and Mobile TeleSystems OJSC ADR.

                                /s/ Robert L. Kemp

                                    Robert L. Kemp
                                    President

                                /s/ G. Kenneth Heebner

                                    G. Kenneth Heebner
                                    Portfolio Manager

January 3, 2005

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM FOCUS FUND, AND THE UNMANAGED S&P 500 INDEX assuming reinvestment of dividends and capital gains

------------------------------------
          CGM Focus Fund
    Average Annual Total Returns
------------------------------------
1 year     5 years     Life of Fund
 12.4%      28.4%         19.5%
*(Annualized from 9/3/97 - 12/31/04)
------------------------------------
       Past performance is no
    indication of future results
------------------------------------

                      CGM                  S&P
------------------------------------------------
9/3/97              $10,000              $10,000
1997                  9,380               10,490
1998                  9,708               13,490
1999                 10,534               16,323
2000                 16,211               14,838
2001                 23,944               13,072
2002                 19,682               10,183
2003                 32,770               13,106
2004                 36,833               14,534

CGM FOCUS FUND
PORTFOLIO MANAGER
-------------------------------------------------------------------------------
G. Kenneth Heebner has managed CGM Focus Fund since its inception on September 3, 1997. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Focus Fund, he currently manages CGM Capital Development Fund, CGM Mutual Fund and CGM Realty Fund.

-------------------------------------------------------------------------------
See the Schedule of Investments on page 4 for the percentage of net assets of the Fund invested in particular industries or securities.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------

Cumulative Total Return for Periods Ended
December 31, 2004

                                                                  CGM FOCUS
                                                                    FUND
                                                                  ----------
5 Years .................................................          +249.6%
1 Year ..................................................          + 12.4
3 Months ................................................          +  4.5

The Fund's average annual total return since inception (September 3, 1997) through December 31, 2004 is +19.5%. The adviser limited the Fund's total operating expenses to 1.20% of its average net assets exclusive of any dividend expense incurred on short sales through December 31, 2001. Otherwise, the Fund's total return since inception and for the five-year period ended December 31, 2004 would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

FUND EXPENSES
As a shareholder of the Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and exchange fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 to December 31, 2004.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                      Beginning             Ending             Expenses Paid
                    Account Value        Account Value        During Period*
                       7/01/04              12/31/04        7/01/04 - 12/ 31/04
-------------------------------------------------------------------------------
Actual               $1,000.00             $1,120.00               $6.82
-------------------------------------------------------------------------------
Hypothetical
(5% return before
expenses)            $1,000.00             $1,018.70               $6.50
-------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.28%, which includes expenses related to short sales activity, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                           CGM FOCUS FUND
-------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 2004

COMMON STOCKS -- 99.4% OF TOTAL NET ASSETS
                                                                  SHARES                   VALUE(a)
                                                                  ------                   --------
AIRLINES -- 10.5%
GOL Linhas Aereas Inteligentes S.A. ADR(b)(c) .............       1,397,300             $    44,545,924
Lan Airlines S.A. ADR(b) ..................................       1,611,600                  51,893,520
                                                                                        ---------------
                                                                                             96,439,444
                                                                                        ---------------
CHEMICALS -- 4.6%
Lyondell Chemical Company .................................       1,475,000                  42,657,000
                                                                                        ---------------
ENERGY -- 5.4%
Peabody Energy Corporation(d) .............................         614,000                  49,678,740
                                                                                        ---------------
HOTELS -- 4.2%
Starwood Hotels & Resorts Worldwide, Inc. .................         655,000                  38,252,000
                                                                                        ---------------
HOUSING AND BUILDINGS MATERIALS -- 7.2%
Beazer Homes USA, Inc. ....................................         140,000                  20,469,400
D.R. Horton, Inc. .........................................         420,000                  16,930,200
Lennar Corporation ........................................         505,000                  28,623,400
                                                                                        ---------------
                                                                                             66,023,000
                                                                                        ---------------
METALS AND MINING -- 5.4%
Phelps Dodge Corporation ..................................         500,000                  49,460,000
                                                                                        ---------------
OIL - INDEPENDENT PRODUCTION -- 4.7%
Kerr-McGee Corporation ....................................         750,000                  43,342,500
                                                                                        ---------------
OIL - MAJOR INTEGRATED -- 13.1%
ConocoPhillips ............................................         331,000                  28,740,730
Murphy Oil Corporation(d) .................................         595,000                  47,867,750
Suncor Energy, Inc. .......................................       1,236,200                  43,761,480
                                                                                        ---------------
                                                                                            120,369,960
                                                                                        ---------------
OIL REFINING -- 5.2%
Amerada Hess Corporation(d) ...............................         581,000                  47,862,780
                                                                                        ---------------
STEEL -- 23.4%
AK Steel Holding Corporation(c) ...........................       1,150,000                  16,640,500
IPSCO Inc. ................................................         470,000                  22,466,000
Mittal Steel Company N.V.(c) ..............................       1,392,900                  53,835,585
Nucor Corporation .........................................       1,042,000                  54,538,280
POSCO ADR(b) ..............................................         200,000                   8,906,000
United States Steel Corporation ...........................       1,145,000                  58,681,250
                                                                                        ---------------
                                                                                            215,067,615
                                                                                        ---------------
TELEPHONE -- 15.7%
America Movil S.A. de C.V. ADR(b) .........................         680,000                  35,598,000
Mobile TeleSystems OJSC ADR(b)(e) .........................         393,500                  54,503,685
Open Joint Stock Company "Vimpel-Communications"
  ADR(b)(c)(e) ............................................       1,497,000                  54,101,580
                                                                                        ---------------
                                                                                            144,203,265
                                                                                        ---------------
TOTAL COMMON STOCKS (Identified Cost $769,097,269) ...............                          913,356,304
                                                                                        ---------------

BONDS -- 0.1%
                                                                         FACE
                                                                        AMOUNT            VALUE(a)
                                                                        ------            --------
UNITED STATES TREASURY -- 0.1%
   United States Treasury Notes, 2.875%, 11/30/06(f) ......    $  1,000,000             $       996,875
                                                                                        ---------------
TOTAL BONDS (Identified Cost $998,548) .....................................                    996,875
                                                                                        ---------------
SHORT-TERM INVESTMENT -- 14.2%
COMMERCIAL PAPER -- 2.1%

   American Express Credit Corporation, 1.9%, 1/03/05 .....      19,410,000                  19,410,000
                                                                                        ---------------
REPURCHASE AGREEMENTS -- 12.1%
Merrill Lynch Repurchase Agreement, 1.75%, dated 12/10/04, due
  1/10/2005, repurchase price $44,667,210 (Secured by cash, as
  collateral, with a market value of $44,647,697)(d)(g) ...      44,600,000                  44,600,000
Merrill Lynch Repurchase Agreement, 1.80%, dated 12/03/04, due
  1/03/2005, repurchase price $21,758,674 (Secured by cash, as
  collateral, with a market value of $21,756,501)(d)(g) ...      21,725,000                  21,725,000
Merrill Lynch Repurchase Agreement, 1.95%, dated 12/17/04, due
  1/18/2005, repurchase price $44,376,787 (Secured by cash, as
  collateral, with a market value of $44,335,994)(d)(g) ...      44,300,000                  44,300,000
                                                                                        ---------------
                                                                                            110,625,000
                                                                                        ---------------
TOTAL SHORT TERM INVESTMENTS (Identified Cost $130,035,000) ...............                 130,035,000
                                                                                        ---------------

TOTAL INVESTMENTS -- 113.7% (Identified Cost $900,130,817)(h) .............               1,044,388,179
  Cash and receivables ....................................................                  96,572,124
  Liabilities .............................................................                (222,123,257)
                                                                                        ---------------
TOTAL NET ASSETS -- 100.0% ................................................             $   918,837,046
                                                                                        ===============

                                                                        SHARES            VALUE(a)
SECURITIES SOLD SHORT -- 6.6% (Proceeds $59,935,562)
   Federal National Mortgage Association ..................         370,000             $    26,347,700
   Wal-Mart Stores, Inc. ..................................         650,000                  34,333,000
                                                                                        ---------------
                                                                                        $    60,680,700
                                                                                        ===============
FUTURES CONTRACTS
                                                                                         UNREALIZED
                                                                       CONTRACTS         GAIN(LOSS)
                                                                       ---------         ----------

   Long, Euro Currency Futures Contracts, expiration 6/05
    (Market Value of Contracts $2,546,250) ................              15             $        57,526
   Long, Euro Currency Futures Contracts, expiration 9/05
    (Market Value of Contracts $2,552,063) ................              15                      58,089
   Long, Yen Currency Futures Contracts, expiration 6/05
    (Market Value of Contracts $1,849,688) ................              15                      44,402
   Long, Yen Currency Futures Contracts, expiration 9/05
    (Market Value of Contracts $1,864,688) ................              15                      44,402
                                                                                        ---------------
                                                                                        $       204,419
                                                                                        ---------------
   Net payments (receipts) of variation margin to date ...........                          ($  225,419)
                                                                                        ---------------
   Variation margin receivable (payable) on open future contracts                            ($  21,000)
                                                                                        ===============

(a) See Note 1A.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(c) Non-income producing security.
(d) A portion or all of this security has been segregated as collateral in connection with short sale investments (See Note 1E).
(e) The Fund has approximately 12% of its net assets at December 31, 2004 invested in companies incorporated in the Russian Federation.
(f) This security is pledged to cover margin requirements on currency futures contracts at December
    31, 2004 (See Note 1F).
(g) Illiquid security. At December 31, 2004, the value of illiquid securities amounted to
    $110,625,000 or 12.1% of net assets.
(h) Federal Tax Information: At December 31, 2004 the net unrealized appreciation on investments based on cost of $902,125,644 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there
  is an excess of value over tax cost .....................................             $   143,919,986
Aggregate gross unrealized depreciation for all investments in which there
  is an excess of tax cost over value .....................................                  (1,657,451)
                                                                                        ---------------
Net unrealized appreciation ...............................................             $   142,262,535
                                                                                        ===============

                           See accompanying notes to financial statements.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

ASSETS
Investments at value (Identified cost --
  $789,505,817) .............................................    $  933,763,179
Repurchase Agreements (Identified cost --
  $110,625,000) .............................................       110,625,000
Cash ........................................................               750
Restricted cash .............................................        60,017,663
Receivable for:
 Securities sold ...........................    $  30,381,246
 Shares of the Fund sold ...................        3,645,587
 Dividends and interest.....................        2,526,878        36,553,711
                                                -------------    --------------
    Total assets ............................................    $1,140,960,303
                                                                 --------------

LIABILITIES
Securities sold short at current market
 value (Proceeds $59,935,562) ...............................        60,680,700
Payable for:
 Securities purchased.......................       31,817,410
 Securities purchased to cover short sale ..      107,642,188
 Shares of the Fund redeemed ...............        8,707,020
 Distributions declared.....................        9,891,301
 Interest on short sale.....................        2,030,231
 Dividend on short sale.....................           78,000
 Variation margin on
  futures ..................................           21,000
 Tax withholding liability                            329,049       160,516,199
                                                -------------

Accrued expenses:
 Management fees ...........................          764,814
 Trustees' fees ............................           21,550
 Accounting and Administration .............           15,516
 Transfer agent fees .......................           42,195
 Other expenses ............................           82,283           926,358
                                                -------------    --------------
    Total liabilities .......................................       222,123,257
                                                                 --------------
NET ASSETS ..................................................    $  918,837,046
                                                                 ==============

Net Assets consist of:
 Capital paid-in ............................................    $  780,723,174
 Accumulated net realized loss...............................        (5,602,771)
 Net unrealized appreciation (depreciation) on investments:
  Long positions ............................................       144,257,362
  Short positions ...........................................          (745,138)
  Futures contracts .........................................           204,419
                                                                 --------------
NET ASSETS ..................................................    $  918,837,046
                                                                 ==============

Shares of beneficial interest outstanding, no par value .....        31,139,685
                                                                     ==========
Net asset value per share* ..................................            $29.51
                                                                         ======
* Shares of the Fund are sold and redeemed at net asset value
  ($918,837,046 / 31,139,685).

                See accompanying notes to financial statements.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Year Ended December 31, 2004

INVESTMENT INCOME
 Income
  Dividends (net of withholding tax
   of $828,976) .............................................     $  10,519,984
  Interest ..................................................           438,739
                                                                  -------------
                                                                     10,958,723
                                                                  -------------
 Expenses
  Management fees ...........................................         7,964,314
  Trustees' fees ............................................            82,480
  Accounting & Administration ...............................           128,912
  Custodian .................................................           143,960
  Transfer agent ............................................           425,870
  Audit and tax services ....................................            38,250
  Legal .....................................................           145,534
  Printing ..................................................            78,603
  Registration ..............................................            35,000
  Line of credit commitment fee .............................            25,416
  Dividend on short sale.....................................            78,000
  Interest related to securities sold short                             635,946
  Miscellaneous .............................................             3,853
                                                                  --------------
                                                                      9,786,138
                                                                  --------------
 Net investment income ......................................         1,172,585
                                                                  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments:
  Long transactions in non-controlled
   affilated issuers ........................................        10,908,476
  Long transactions in unaffiliated
   issuers ..................................................       190,974,319
  Short transactions ........................................        (6,052,262)
 Net unrealized appreciation
  (depreciation) on:
  Long transactions .........................................      (102,066,766)
  Short transactions ........................................          (745,138)
  Futures contracts .........................................           204,419
                                                                  -------------
 Net gain on investments ....................................        93,223,048
                                                                  -------------

NET CHANGE IN ASSETS FROM OPERATIONS .........................    $  94,395,633
                                                                  =============


                See accompanying notes to financial statements.

                                          CGM FOCUS FUND
------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                      YEAR ENDED DECEMBER 31,
                                                               ---------------------------------
                                                                   2004                  2003
                                                               ------------           ----------
FROM OPERATIONS
  Net investment income (loss) ............................  $   1,172,585          $  (4,451,222)
  Net realized gain from investments ......................    195,830,533             13,061,045
  Unrealized appreciation (depreciation) ..................   (102,607,485)           245,887,589
                                                             -------------          -------------
    Change in net assets from operations ..................     94,395,633            254,497,412
                                                             -------------          -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ...................................     (1,122,661)                    --
  Net realized long-term capital gain on investments ......   (114,230,602)                    --
                                                             -------------          -------------
                                                              (115,353,263)                    --
                                                             -------------          -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ............................    350,770,119            336,779,934
  Net asset value of shares issued in connection with
reinvestment of:
    Dividends from net investment income ..................        902,239                     --
    Distributions from net long-term capital realized gain      94,668,422                     --
                                                             -------------          -------------
                                                               446,340,780            336,779,934
  Cost of shares redeemed .................................   (282,045,208)          (199,761,235)
                                                             -------------          -------------
    Change in net assets derived from capital share
      transactions ........................................    164,295,572            137,018,699
                                                             -------------          -------------
  Total change in net assets ..............................    143,337,942            391,516,111

NET ASSETS
  Beginning of period .....................................    775,499,104            383,982,993
                                                             -------------          -------------

  End of period (including undistributed net investment
    income of $0 and $0 at December 31, 2004 and
    December 31, 2003, respectively) ......................  $ 918,837,046          $ 775,499,104
                                                             =============          =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ..............................     11,433,308             13,886,340
  Issued in connection with reinvestment of:
    Dividends from net investment income ..................         30,751                     --
    Distributions from net long-term capital realized gain       3,226,599                     --
                                                             -------------          -------------
                                                                14,690,658             13,886,340
  Redeemed ................................................     (9,464,607)            (9,326,460)
                                                             -------------          -------------
  Net change ..............................................      5,226,051              4,559,880
                                                             =============          =============


                See accompanying notes to financial statements.

                                                        CGM FOCUS FUND
-----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                                         YEAR ENDED DECEMBER 31,
                                               ------------------------------------------------------------------------------
                                                2004               2003             2002             2001             2000
                                               -------           ---------         -------          -------          ------
For a share of the Fund outstanding
  throughout the period:

Net asset value at the beginning of period       $29.93             $17.98           $21.87           $15.80           $10.50
                                                 ------             ------           ------           ------           ------

Net investment income (loss)(a) ...........        0.04(b)(c)        (0.21)(b)        (0.21)(b)         0.01             0.36
Net realized and unrealized gain (loss) on
  investments .............................        3.65              12.16            (3.68)            7.51             5.30
                                                 ------             ------           ------           ------           ------
Total from investment operations ..........        3.69              11.95            (3.89)            7.52             5.66
                                                 ------             ------           ------           ------           ------

Dividends from net investment income ......       (0.04)            --               --                (0.01)           (0.36)
Distribution from net realized gain .......       (4.07)            --               --                (1.44)          --
                                                 ------             ------           ------           ------           ------
Total Distributions .......................       (4.11)            --               --                (1.45)           (0.36)
                                                 ------             ------           ------           ------           ------
Net increase (decrease) in net asset value        (0.42)             11.95            (3.89)            6.07             5.30
                                                 ------             ------           ------           ------           ------
Net asset value at end of period ..........      $29.51             $29.93           $17.98           $21.87           $15.80
                                                 ======             ======           ======           ======           ======

Total Return (%) ..........................        12.4               66.5            (17.8)            47.7(d)          53.9(d)

Ratios:
Operating expenses to average net assets (%)       1.12               1.18             1.18             1.20             1.20
Dividends and interest on short positions
  to average net assets (%) ...............        0.09                 --             0.02             0.00             0.01
                                                 ------             ------           ------           ------           ------
Total expenses to average net assets (%) ..        1.21               1.18             1.20             1.20             1.21
                                                 ======             ======           ======           ======           ======
Operating expenses to average net assets
  before expense limitation (%) ...........         N/A                N/A              N/A             1.32             1.64
Dividends and interest on short positions
  to average net assets before expense
  limitation (%) ..........................         N/A                N/A              N/A             0.00             0.01
                                                 ------             ------           ------           ------           ------
Total expenses to average net assets before
  expense limitation (%) ..................         N/A                N/A              N/A             1.32             1.65
                                                 ======             ======           ======           ======           ======
Net investment income (loss) to average net
  assets (%) ..............................        0.14              (0.92)           (0.98)            0.11             3.02
Portfolio turnover (%) ....................         327                204              155              254              551

Net assets at end of period
(in thousands) ($) ........................     918,837            775,499          383,983          249,562           78,889

(a) Net of reimbursement which amounted
    to ($) ................................         N/A                N/A              N/A             0.01             0.05

(b) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c) Net investment income (loss) per share before dividends and interest on short positions for the period ended
    December 31, 2004 was $0.07.
(d) The total return would have been lower had certain expenses not been reduced during the period.

                                       See accompanying notes to financial statements.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004

1. The Fund is a non-diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund's investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than diversified mutual funds. In addition, should the investment outlook of the Fund's investment manager so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific equity securities of one or more companies or declines in market indexes.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securites which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2004, there were no capital loss carryovers available to offset future realized gains. During the year 2004 the Fund utilized $78,257,264 of capital loss carryovers.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. These differences are primarily related to amortization on bonds held short. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales and unrealized gain (loss) on futures contracts, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. During the year ended December 31, 2004, the tax character of distributions paid was as follows: ordinary income $1,122,661 and long-term gains $114,230,602.

E. SHORT SALES -- The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The Fund is liable for any dividends or interest paid on securities sold short. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. The market value of securities held in a segregated account at December 31, 2004 was $97,009,000 and the value of cash and repurchase agreements held in a segregated account was $60,017,663 and $110,625,000, respectively.

F. CURRENCY FUTURE CONTRACTS -- The Fund may seek to manage exposure to the relevant markets or to profit from changes in currency exchange rates using currency future contracts and other derivatives. The Fund will only engage in transactions in futures contracts that are traded on a United States exchange or board of trade. The value of futures contracts positions could be adversely affected by a number of complex political and economic factors applicable to the countries issuing the underlying currencies. When the Fund invests in future contracts these investments can disproportionately increase losses when currency exchange rates are changing. The Fund may not fully benefit from, or may lose money on, currency futures contracts if the Fund's investment manager fails to accurately predict changes in their value.

      Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. At December 31, 2004 the market value of the U.S. Treasury note pledged to cover margin requirements was $996,875. Pursuant to the contract the Fund agrees to receive from or pay to the futures broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. REPURCHASE AGREEMENTS -- The Fund entered into repurchase agreements with Merrill Lynch. Cash pledged as collateral for repurchase agreements, which is held in a segregated account with a custodian bank and which may be obtained in the event of a default of the counter party, is held until maturity of the repurchase agreements. Collateral must be maintained at a value at least equal to the principal amount plus accrued interest of the repurchase agreement. Repurchase agreements could involve certain risks in the event of default or insolvency of Merrill Lynch, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

2. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. PURCHASES AND SALES OF SECURITIES -- For the period ended December 31, 2004, purchases and sales of securities other than United States government obligations and short-term investments aggregated $2,695,849,877 and $2,654,447,336, respectively. Purchases of long-term United States government obligations aggregated $998,516 and there were no sales of long-term United States government obligations for the period ended December 31, 2004.

4. A. MANAGEMENT FEES -- During the period ended December 31, 2004, the Fund incurred management fees of $7,964,314, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.90% on amounts in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following:
        (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to Sarbanes Oxley Act of 2002. For the period ended December 31, 2004 these expenses amounted to $128,912 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2004, each disinterested trustee was compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The trustees are responsible for the audit committee functions of the Funds and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, each fund is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds.

5. LINE OF CREDIT -- The Fund has a $20,000,000 committed, secured line of credit with State Street Corporation. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.125% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended December 31, 2004.

6. AFFILIATED ISSUERS -- Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. As of December 31, 2004, the Fund's investment did not exceed 5% in any issuer. The following summarizes transactions with affiliates of the Fund during the period ended December 31, 2004:

                               NUMBER OF                                          NUMBER OF
                              SHARES HELD          GROSS          GROSS          SHARES HELD       DIVIDEND       MARKET VALUE
NAME OF ISSUER             DECEMBER 31, 2003     ADDITIONS     REDUCTIONS     DECEMBER 31, 2004     INCOME      DECEMBER 31, 2004
--------------             -----------------     ---------     ----------     -----------------     ------      -----------------
Fleetwood Enterprises,
  Inc.* .................      2,111,800             0          2,111,800             0               $0               $0

* Effective February 10, 2004 the Fund no longer held Fleetwood Enterprises, Inc.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Focus Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Focus Fund (the "Fund," a series of CGM Trust) at December 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 16, 2005

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

On November 19, 2004, a special meeting of the shareholders of CGM Trust (which is comprised of the Fund, the CGM Mutual Fund and the CGM Realty Fund and referred to herein as the "Trust") was held for the purpose of asking shareholders to consider the following proposals, which are more fully described in the Proxy Statement dated September 27, 2004:

PROPOSAL 1: To elect Mark W. Holland a Trustee of the Trust.

                        Number of Shares of the Trust
                        -----------------------------

            For                                       Withheld
            ---                                       --------

            36,940,430.4540                          972,590.9100

PROPOSAL 2: To authorize the Trustees of the Trust to adopt an Amendment to the Declaration of Trust of the Trust.

                        Number of Shares of the Trust
                        -----------------------------

            For                    Against            Abstain
            ---                    -------            -------

            36,293,662.1730      621,413.2040        997,945.9870


PROPOSAL 3: To approve a new Advisory Agreement between Capital Growth
            Management Limited Partnership and the Trust on behalf of the Fund.

                        Number of Shares of the Trust
                        -----------------------------

            For                    Against            Abstain
            ---                    -------            -------

            13,130,098.6560      184,638.9100        195,638.9430


PROPOSAL 4: To amend the Fund's fundamental investment restriction on industry concentration.

                        Number of Shares of the Trust
                        -----------------------------

            For                    Against            Abstain
            ---                    -------            -------

            9,389,607.6680       281,565.5510        174,113.2900

Mark W. Holland was elected a trustee of the Trust at the special meeting on November 19, 2004. The other trustees of the Trust whose terms of office as trustees continued after the special meeting are G. Kenneth Heebner, Robert L. Kemp, Peter O. Brown, Laurens MacLure, James Van Dyke Quereau, Jr., and J. Baur Whittlesey.

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/2004

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For the year ended December 31, 2004, the Fund designated $118,251,551 as long-term capital dividends.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

The Fund is supervised by the board of trustees (the "Board") of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not "interested persons" of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                                        NUMBER OF
                                                                                                                      FUNDS IN THE
                                                                              PRINCIPAL OCCUPATION DURING               CGM FUNDS
                                           POSITION HELD AND                       PAST 5 YEARS AND                      COMPLEX
NAME, ADDRESS AND AGE                    LENGTH OF TIME SERVED                 OTHER DIRECTORSHIPS HELD                 OVERSEEN
---------------------                    ---------------------                ----------------------------             ------------

INTERESTED TRUSTEES

G. Kenneth Heebner*                    Trustee since 1993                Employee, CGM; Part Owner, Kenbob, Inc.            4
  age 64                                                                 (managing partner of CGM)

Robert L. Kemp*                        Trustee since 1990                Employee, CGM; Part Owner, Kenbob, Inc.            4
  age 72                                                                 (managing partner of CGM)

DISINTERESTED TRUSTEES

Peter O. Brown                         Trustee since 1993                Counsel (formerly, Partner), Harter,               4
  age 64                                                                 Secrest & Emery LLP (law firm); Trustee, TT
                                                                         International U.S.A. Master and Feeder
                                                                         Trusts (four mutual funds)

Mark W. Holland                        Trustee since 2004                President, Wellesley Financial Advisors,           4
  age 55                                                                 LLC; formerly Vice President and
                                                                         Chief Operating Officer, Fixed Income
                                                                         Management, Loomis, Sayles & Company L.P.;
                                                                         formerly Director, Loomis, Sayles & Company
                                                                         L.P.

Laurens MacLure                        Trustee since 1990                Retired; formerly President and Chief              4
  age 79                                                                 Executive Officer, New England Deaconess
                                                                         Hospital; formerly Trustee, New England
                                                                         Zenith Fund; formerly Director,
                                                                         Massachusetts Blue Cross/Blue Shield

James Van Dyke Quereau, Jr.            Trustee since 1993                Managing Partner and Director, Stratton            4
  age 56                                                                 Management Company (investment management);
                                                                         Director and Vice President, Semper Trust
                                                                         Co.

J. Baur Whittlesey                     Trustee since 1990                Member, Ledgewood Law Firm, P.C.                   4
  age 58

OFFICERS

G. Kenneth Heebner*                    Vice President since 1990         Employee, CGM; Part Owner, Kenbob, Inc.            4
  age 64                                                                 (managing partner of CGM)

Robert L. Kemp*                        President since 1990              Employee, CGM; Part Owner, Kenbob, Inc.            4
  age 72                                                                 (managing partner of CGM)

David C. Fietze*                       Chief Compliance Officer since    Employee - Legal counsel, CGM; formerly            4
  age 35                               2004                              counsel, Bartlett Hackett Feinberg, P.C.;
  address:                                                               formerly counsel, McLane, Graf, Raulerson &
  222 Berkeley Street,                                                   Middleton
  Boston, Massachusetts
  02116

Kathleen S. Haughton*                  Vice President since 1992         Employee - Investor Services Division, CGM         4
  age 44                               and Anti-Money Laundering
  address:                             Compliance Officer since 2002
  222 Berkeley Street,
  Boston, Massachusetts
  02116

Jem A. Hudgins*                        Treasurer since 2004              Employee - CGM; formerly Vice President -          4
  age 41                                                                 Tax and Treasury, AEW Capital Management
                                                                         L.P.

Leslie A. Lake*                        Vice President and Secretary      Employee - Office Administrator, CGM               4
  age 59                               since 1992

Martha I. Maguire*                     Vice President since 1994         Employee - Funds Marketing, CGM                    4
  age 49

Mary L. Stone*                         Assistant Vice President since    Employee - Portfolio Transactions, CGM             4
  age 60                               1990

W. Dugal Thomas*                       Vice President since 1992         Employee - Director of Marketing, CGM              4
  age 67

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

--------------------------------------------------

TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges
    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies and Voting Records

[ ] Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters
    Call 800-345-4048

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2004 are available without charge, upon request. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the N- PX filing.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

--------------------------------------------------
MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
--------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FFAR 04                                                      Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

CGM Trust, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (the "Code"). The Code is filed herewith as Exhibit 99.CODE ETH. There were no amendments to the Code during the fiscal year ended December 31, 2004. There were no waivers or implicit waivers from the Code granted by the registrant during the fiscal year ended December 31, 2004.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is James Van Dyke Quereau, Jr. James Van Dyke Quereau, Jr. is "independent" as defined in in Item 3(a)(2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    (a) Audit Fee: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of CGM Trust's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are the following: 2003 - $80,250 and 2004 - $80,250.

    (b) Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of CGM Trust's financial statements and are not reported under paragraph (a) of this Item are the following: 2003 - $0 and 2004 - $0.

    (c) Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are the following: 2003 - $11,000 and 2004 - $11,000. The nature of the services comprising the fees disclosed under this category is tax compliance services related to the preparation and review of 2003 and 2004 federal income and excise tax returns and review of excise tax distribution requirements.

    (d) All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are the following: 2003 - $0 and 2004 - $0.

    (e) (1) The Trustees Committees of the Boards of Trustees of the CGM
            Trust and CGM Capital Development Fund (the "Trustees Committees")are required to pre-approve (i)all audit services, tax services and permitted non-audit services provided by PricewaterhouseCoopers LLP or any other independent public accountant engaged by the CGM Trust and the CGM Capital Development Fund(the "Trusts") and (ii)any engagement of PricewaterhouseCoopers LLP to provide non-audit services to (a) Capital Growth Management Limited Partnership ("CGM"), and (b) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the Trusts if the engagement relates directly to the operations and financial reporting of the Trusts. The Trustees Committees review each necessary pre-approval on a case by case basis and have not adopted any pre-approval policies and procedures in accordance with paragraph (c)(7) of Regulation S-X.

        (2) 0% of services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f) Not applicable.

    (g) The aggregate non-audit fees billed by CGM Trust's accountant for services rendered to (i)CGM Trust, (ii)CGM, and (iii)any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust for each of the last two fiscal years of the CGM Trust are the following: 2003 - $11,000 and 2004 - $11,000.

    (h) There were no non-audit services that were rendered to CGM or any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the Trust that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, thus no consideration by the Trustees Committees was necessary to determine if services were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

         Not applicable. Investments in securities of unaffiliated issuers as of December 31, 2004, as set forth in 210.12-12 of Regulation S-X,is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust's most recent proxy statement on Schedule 14A filed on September 24, 2004, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust's disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust's second fiscal quarter of the period covered by this report.

ITEM 12.  EXHIBITS.

(a)(1) Code of ethics described in Item 2 is attached hereto as EX-99.CODE ETH.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer


Date: February 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer


Date: February 23, 2005

By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer


Date: February 23, 2005